MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

20.MAJOR CUSTOMERS AND SUPPLIERS

In 2014, there was one customer which contributed more than 10% of net sale. The Company sells solar modules to the customer and the sales is included in the Company’s manufacturing segment. The following table summarizes customer which contributed more than 10% of total net sales in 2014:

	Years ended December 31,
	2012	2013	2014
	$	$	$
Company A	—	86,116,773	301,678,854

The following table summarizes suppliers which contributed more than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2013	2014
	$	$
Company I	19,104,520	11,500,629
Company II	31,925,428	14,603,391
Company III	21,536,126	18,725,689
Company IV	10,665,422	6,641,815